Investment in a Joint Venture (Details) € in Thousands	6 Months Ended
Jun. 30, 2023 EUR (€)
Disclosure of associates [line items]
Beginning Balance	€ 13,410
Ending Balance	12,245
Zenlabs Energy Inc [Member]
Disclosure of associates [line items]
Beginning Balance	13,410
Share of loss in a joint venture	(1,165)
Ending Balance	€ 12,245